CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Current assets
Cash and cash equivalents	$ 60,526	$ 53,677
Restricted cash	34,855	15,547
Short-term investments	5,261	1,278
Accounts receivable, net of allowance for doubtful accounts of US$661 and US$1,191 as of September 30, 2016 and 2017, respectively	5,525	5,454
Inventories	864	971
Prepayment and other current assets	10,439	5,893
Amount due from a related party		208
Deferred tax assets, current portion	1,654	1,676
Deferred cost	711	1,118
Total current assets	119,835	85,822
Non-current assets
Property, plant and equipment, net	14,022	13,908
Goodwill	29,459	29,392
Other intangible assets, net	9,947	11,675
Deposit for purchase of non-current assets	641	1,116
Long-term investments	43,631	3,079
Other non-current assets	7,016	3,928
Total non-current assets	104,716	63,098
Total assets	224,551	148,920
Current liabilities
Bank borrowing	29,965	15,551
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$26,279 and US$31,684 as of September 30, 2016 and 2017, respectively)	38,767	30,564
Amount due to a related party	1,648
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,353 and US$3,641 as of September 30, 2016 and 2017, respectively)	6,750	5,308
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$35,437 and US$49,575 as of September 30, 2016 and 2017, respectively)	50,506	36,332
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$862 and US$1,074 as of September 30, 2016 and 2017, respectively)	1,074	862
Total current liabilities	128,710	88,617
Non-current liabilities
Deferred tax liabilities, non-current portion	3,099	3,831
Long-term bank borrowing	19,930
Total non-current liabilities	23,029	3,831
Total liabilities	151,739	92,448
Commitments and contingencies (Note 21)
Equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,729,773 and 131,854,773 shares issued and outstanding at September 30, 2016 and 2017, respectively)	13	13
Additional paid-in capital	19,097	15,697
Accumulated other comprehensive loss	(3,367)	(3,418)
Retained earnings	33,040	32,944
Total China Distance Education Holdings Limited shareholder's equity	48,783	45,236
Noncontrolling interests (Note 22)	24,029	11,236
Total equity	72,812	56,472
Total liabilities and equity	$ 224,551	$ 148,920